Other Income (Details Textual)	7 Months Ended	12 Months Ended
	Jul. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Income (Textual)
Selling expense		$ 1,170,378	$ 927,243	$ 2,815,609
Total consideration | ¥	¥ 920,000
Morpheus software licence agreement [Member]
Other Income (Textual)
Unpaid amount			$ 125,000
Morpheus software licence agreement [Member] | 2014 [Member]
Other Income (Textual)
Total consideration		$ 200,000